ING FUNDS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

(each a “Registrant” and collectively the “Registrants”)

ING Fixed Income Funds

ING Global Equity/International Equity/Global Fixed-Income Funds

ING Diversified International Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 30, 2009

To ING Fixed Income Funds’ Class A, Class B and Class C Prospectus and

Class I, Class Q and Class W Prospectus each dated July 31, 2009;

To ING Global Equity/International Equity/Global Fixed-Income Funds’ Class A, Class B and Class C Prospectus and Class I, Class Q and Class W Prospectus each dated February 27, 2009;

To ING International Capital Appreciation Fund’s Class Q Prospectus dated July 15, 2009; and

To ING Diversified International Fund’s

Class A, Class B and Class C Prospectus and Class I and Class W Prospectus

each dated February 27, 2009

(each a “Prospectus” and collectively the “Prospectuses”)

1.                                      Conversion of Class Q shares to Class W shares

On September 10, 2009, the Board of Trustees (“Board”) of each Registrant approved the conversion of the Funds’ current Class Q shares to Class W shares. Effective on or about November 14, 2009 Class Q shareholders of ING Foreign Fund, ING Global Value Choice Fund, ING GNMA Income Fund, ING International SmallCap Multi-Manager Fund and ING International Value Fund will be converted to Class W shares of the respective Funds. Effective on or about March 6, 2010 Class Q shares of ING International Capital Appreciation Fund and ING Emerging Countries Fund will be converted to Class W shares of the respective Funds. The Funds’ Prospectuses are amended as follows:

(a)                                  Effective on or about November 14, 2009 all references to the Class Q shares of ING Foreign Fund, ING Global Value Choice Fund, ING GNMA Income Fund, ING International SmallCap Multi-Manager Fund and ING International Value Fund are hereby deleted from ING Fixed Income Funds’ and ING Global Equity/International Equity/Global Fixed-Income Funds’ Class I, Class Q and Class W Prospectuses.

(b)                                 Effective on or about November 14, 2009 the section entitled “Shareholder Guide – How to Purchase Shares – ING Purchase Options – Class W shares” found on page 12 of ING Fixed Income Funds’ Class I, Class Q and Class W Prospectus, found on page 48 of ING Global Equity/International Equity/Global Fixed-Income Funds’ Class I, Class Q and Class W Prospectus and on page 12 of ING Diversified International Fund’s Class I and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

Class W Shares

The minimum initial investment for Class W shares is $1,000. Class W shares are offered at NAV without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) individuals whose accounts are managed by an investment adviser representative, as defined in Rule

203A-3(a) under the Investment Advisers Act of 1940; (vi) retirement plans affiliated with ING Groep N.V.; (vii) ING Groep N.V. affiliates for purposes of corporate cash management; and (viii) by other ING Funds in the ING Family of Funds.

2.                                      Closure of Class B shares

On September 10, 2009, the Board of each Registrant approved the closure of Class B shares of each series of the Registrants to new and additional investments effective on or about January 4, 2010.  Effective on or about January 4, 2010, the Funds’ Class A, Class B, and Class C Prospectuses are amended as follows:

(a)                                  The following footnote is added to the table entitled “Fees You Pay Directly” in the section entitled “What You Pay to Invest” found on page 12 of ING Fixed Income Funds’ Class A, Class B and Class C Prospectus with reference to the column heading “Class B”:

(6)          New or additional investments in Class B shares of the Funds are no longer permitted with certain exceptions.  For additional information, please see the discussion of sales charges in the Shareholder Guide section of this Prospectus.

(b)                                 Footnote 2 to the table entitled “Fees You Pay Directly” in the section entitled “What You Pay to Invest” found on page 46 of ING Global Equity/International Equity/Global Fixed-Income Funds’ Class A, Class B and Class C Prospectus is deleted in its entirety and replaced with the following:

(2)          Not all Funds offer Class B and Class C shares and new or additional investments into Class B shares are no longer permitted with certain exceptions. For additional information, please see the discussion of sales charges in the Shareholder Guide section of this Prospectus.

(c)                                  The fifth bullet point in the section entitled “Shareholder Guide – Choosing a Share Class – ING Purchase Options – Class B” found on page 15 of ING Fixed Income Funds’ Class A, Class B and Class C Prospectus and the sixth bullet point in the section entitled “Shareholder Guide – Choosing a Share Class – ING Purchase Options – Class B” found on page 52 of ING Global Equity/International Equity/Global Fixed-Income Funds’ Class A, Class B and Class C Prospectus is hereby deleted in its entirety and replaced with the following:

•                  Class B shares of the Funds are closed to new investment, provided that: (1) Class B shares of the Funds may be purchased through the reinvestment of dividends issued by Class B shares of a Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective Prospectuses, Class B shares of the Funds may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

(c)                                  The following footnote is added to the table entitled “Fees You Pay Directly” in the section entitled “What You Pay to Invest” found on page 4 of ING Diversified International Fund’s Prospectus with reference to the column heading “Class B”:

(6)          New or additional investments in Class B shares of the Fund are no longer permitted with certain exceptions.  For additional information, please see the discussion of sales charges in the Shareholder Guide section of this Prospectus.

(d)                                 The section entitled “Shareholder Guide – Choosing a Share Class – ING Purchase Options – Class B” found on page 12 of ING Diversified International Fund’s Class A, Class B and Class C Prospectus is hereby amended to include the following as the fifth bullet point:

•                  Class B shares of the Fund are closed to new investment, provided that: (1) Class B shares of the Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

3.                                      Revision of the Class A Shares’ Exchange Policy

On September 10, 2009, the Board of each Registrant approved a revision to the Funds’ Class A shares’ exchange policy. Effective on or about January 11, 2010, the section entitled “Shareholder Guide – Transaction Policies – Exchanges” found on page 24 of ING Fixed Income Funds’ Class A, Class B and Class C Prospectus, beginning on page 59 of ING Global Equity/International Equity/Global Fixed-Income Funds’ Class A, Class B, and Class C Prospectus and beginning on page 19 of ING Diversified International Fund’s Class A, Class B and Class C Prospectus is hereby revised to delete and replace the second paragraph under this section and insert an additional paragraph immediately following the revised second paragraph as reflected below:

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares across ING Funds as discussed above are sales and may result in a gain or loss for federal and state income tax purposes.

You may also exchange Class A shares of any Fund for a different class of the same Fund, which you are eligible to purchase, subject to the discretion of the Distributor to permit or reject such an exchange.  You should consult your own tax advisor for advice about the particular federal, state and local tax consequences to you of such an exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE